PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Total	$ 3,399,055	$ 3,499,210
Depreciation expense of property, plant and equipment	236,672	206,358	$ 148,889
Buildings and plant
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	1,274,792	1,221,351
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	3,073,908	2,939,696
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	175,776	159,058
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	3,708	3,564
Fixed assets
PROPERTY, PLANT AND EQUIPMENT, NET
Less: Accumulated depreciation	971,030	703,980
Less: Impairment	177,336	170,565
Total	3,379,818	3,449,124
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	21,783	52,534
Less: Impairment	$ 2,546	$ 2,448